Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 1,261,199	$ 1,796,444	$ 2,857,459
Investments of cash surpluses	12,204,662	8,258,622	8,497,057
Cash equivalents designated for expenditure, held in trust in short term	166	145	1,016,948
Total	$ 13,466,027	$ 10,055,211	$ 12,371,464	$ 13,332,877